Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees’ and directors stock options [Member]
Weighted Average Risk-free interest rate	2.88%	2.25%	1.34%
Dividend yield
Weighted Average Volatility factor	74.91%	73.31%	72.57%
Weighted Average Expected life of the options	6 years	6 years	6 years
Consultants stock options [Member]
Weighted Average Risk-free interest rate	2.55%	2.25%
Dividend yield
Weighted Average Volatility factor	75.23%	73.31%
Weighted Average Expected life of the options	6 years	6 years	0 years